Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 1,532,000	$ 4,284,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	893,000	856,000
Amortization of deferred finance costs	88,000	119,000
Stock-based compensation	4,810,000	4,618,000
Allowance for doubtful accounts	14,000	25,000
Amortization of seller note discount	576,000	579,000
Amortization of senior note discount	139,000	235,000
Deferred income tax benefit	(1,259,000)	(928,000)
Impairment of long-lived asset	6,000
Loss (gain) on extinguishment of debt	1,351,000	(422,000)
Gain on reduction of contingent obligations	(5,122,000)	(6,300,000)
Changes in operating assets and liabilities:
Accounts receivable	(127,000)	(1,262,000)
Inventory	(70,000)	0
Other assets	(43,000)	(94,000)
Accounts payable and accrued expenses	(119,000)	581,000
Deferred revenue	(211,000)	185,000
Other liabilities	(75,000)	115,000
Net cash provided by operating activities	2,383,000	2,591,000
Cash flows from investing activities
Purchase of property and equipment	(412,000)	(117,000)
Increase in long-term security deposit	(97,000)	(175,000)
Reduction of restricted cash for security deposit	0	175,000
Net cash used in investing activities	(509,000)	(117,000)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants	5,000,000	2,000
Repayment of long-term debt	(13,500,000)	0
Prepayment fee on extinguishment of debt	(189,000)	0
Proceeds from term loan	13,000,000	0
Principal payment of the seller note	(1,500,000)	0
Shares repurchased on vesting of restricted stock	(622,000)	(711,000)
Payment of expenses related to equity and recapitalization	(311,000)	(3,000)
(Acquisition) reduction deferred finance costs	(217,000)	22,000
Repayment of installment debt obligation	0	(556,000)
Repayment of lease obligation	(3,000)	(17,000)
Net cash provided by (used in) financing activities	1,658,000	(1,263,000)
Net increase in cash and cash equivalents	3,532,000	1,211,000
Cash and cash equivalents, beginning of year	3,929,000	2,718,000
Cash and cash equivalents, end of year	7,461,000	3,929,000
Supplemental disclosure of non-cash financing activities:
Shares issued in connection with settlement of debt	0	180,000
Warrants issued in connection with licensing activities	2,000	23,000
Restructure of Seller Note	337,000	0
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	119,000	62,000
Cash paid during the year for interest	$ 1,117,000	$ 1,243,000